Intangible Assets, Net and Goodwill (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization expense of identifiable intangible assets	$ 419,029	$ 424,379
Goodwill	$ 2,671,434	$ 2,671,434
Minimum [Member]
Amortize identifiable intangible assets useful life	5 years
Maximum [Member]
Amortize identifiable intangible assets useful life	15 years